Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000237259 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%	17.85%	14.08%
C000238839 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%	17.45%	7.14%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
Russell 2000 Value Benchmark Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	12.47%	6.72%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%	12.96%